Other intangible assets (Tables)	12 Months Ended
Oct. 31, 2021
Other intangible assets [Abstract]
Other Intangible Assets
				Purchased intangibles
	Note	Purchased software $m	Product development costs $m	Technology $m	Trade names $m	Customer relationships $m	Total $m
Cost
At November 1, 2020		191.5	274.0	2,201.2	269.2	5,364.0	8,299.9
Acquisitions	31	-	-	7.8	-	-	7.8
Additions		28.4	19.1	-	-	-	47.5
Disposals		(13.5)	-	-	-	-	(13.5)
Effects of movements in exchange rates		1.2	(0.1)	10.4	1.2	26.3	39.0
Transferred to current assets classified as held for sale	30	-	-	(82.0)	(7.0)	(185.5)	(274.5)
At October 31, 2021		207.6	293.0	2,137.4	263.4	5,204.8	8,106.2
Accumulated amortisation
At November 1, 2020		113.5	237.9	865.7	87.9	1,611.9	2,916.9
Amortisation charge for the year		37.4	19.6	257.2	20.7	621.5	956.4
Disposals		(13.5)	-	-	-	-	(13.5)
Effects of movements in exchange rates		0.6	-	2.6	0.2	4.2	7.6
Transferred to current assets classified as held for sale	30	-	-	(37.6)	(1.9)	(52.9)	(92.4)
At October 31, 2021		138.0	257.5	1,087.9	106.9	2,184.7	3,775.0
Net book amount at October 31, 2021		69.6	35.5	1,049.5	156.5	3,020.1	4,331.2
Net book amount at October 31, 2020		78.0	36.1	1,335.5	181.3	3,752.1	5,383.0
				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8
Transfers to right-of-use assets[1]		-	-	-	-	-	(14.9)	(14.9)
At November 1, 2019		146.7	257.0	2,178.6	267.3	5,323.3	-	8,172.9
Acquisitions – Atar Labs	31	-	-	6.6	-	-	-	6.6
Additions		55.5	16.2	-	-	-	-	71.7
Additions – external consultants		-	0.8	-	-	-	-	0.8
Disposals		(11.2)	-	-	-	-	-	(11.2)
Effects of movements in exchange rates		0.5	-	16.0	1.9	40.7	-	59.1
At October 31, 2020		191.5	274.0	2,201.2	269.2	5,364.0	-	8,299.9
Accumulated amortisation
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5
Transfers to right-of-use assets[1]		-	-	-	-	-	(13.1)	(13.1)
At November 1, 2019		76.9	214.3	668.9	68.0	1,204.3	-	2,232.4
Amortisation charge for the year		46.5	23.5	190.2	19.1	394.8	-	674.1
Disposals		(10.6)	-	-	-	-	-	(10.6)
Effects of movements in exchange rates		0.7	0.1	6.6	0.8	12.8	-	21.0
At October 31, 2020		113.5	237.9	865.7	87.9	1,611.9	-	2,916.9
Net book amount at October 31, 2020		78.0	36.1	1,335.5	181.3	3,752.1	-	5,383.0
Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3

[1]	Lease contracts have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.

Other Intangible Assets Included in Comprehensive Income
Included in the consolidated statement of comprehensive income was:

	Year ended October 31, 2021	Year ended October 31, 2020
For continuing operations:	$m	$m
Cost of sales:
- amortization of product development costs	19.6	23.5
- amortization of acquired purchased technology	257.2	190.2
Selling and distribution:
- amortization of acquired purchased trade names and customer relationships	642.2	413.9
Administrative expenses:
- amortization of purchased software	37.4	46.5
Total amortization charge for the year	956.4	674.1

Research and development:
- capitalization of product development costs	19.1	16.2

Changes on Actual and Expected Amortization Expense
The effect of these changes on actual and expected amortization expense is as follows:

	Impact in the year ended October 31,
$m	2021	2022	2023	2024	2025	2026	Impact in all later periods
Increase/(decrease) in amortization expense	261	261	261	261	192	(145)	(1,091)

Recognized in:
Costs of sales (amortization of acquired purchased)	59	59	59	59	25	(141)	(120)
Selling and distribution expenses (amortization of customer relationships)	202	202	202	202	167	(4)	(971)
	261	261	261	261	192	(145)	(1,091)